Unaudited Condensed Consolidated Statements of Operations Income (Loss)	6 Months Ended			12 Months Ended
	Sep. 30, 2025 HKD ($) $ / shares shares	Sep. 30, 2025 USD ($) $ / shares shares	Sep. 30, 2024 HKD ($) $ / shares shares	Mar. 31, 2025 HKD ($) $ / shares shares	Mar. 31, 2025 USD ($) $ / shares shares	Mar. 31, 2024 HKD ($) $ / shares shares
Income Statement [Abstract]
Revenue	$ 19,084,523	$ 2,452,740	$ 17,611,950	$ 30,472,131	$ 3,916,777	$ 40,654,896
Cost of services	(14,314,192)	(1,839,658)	(12,708,290)	(23,885,710)	(3,070,182)	(31,491,368)
Gross Profit	4,770,331	613,082	4,903,660	6,586,421	846,595	9,163,528
Operating Expenses
General and Administrative expense	(15,625,310)	(2,008,163)	(3,267,217)	(22,351,548)	(2,872,988)	(6,180,703)
Impairment loss of prepayment				(10,593,902)	(1,361,702)
Income from operation				(26,359,029)	(3,388,095)	2,982,825
Other income (expenses)
Other income, net	149,972	19,274	(56,511)	17,779	2,285	36,065
Other gain (loss)	(36,468)	(4,687)	(122,803)	53,200	6,838	(100,288)
Interest expense	(133,520)	(17,160)	(160,129)	(294,642)	(37,872)	(319,692)
Total other income (expenses), net	(20,016)	(2,573)	(339,443)	(223,663)	(28,749)	(383,915)
Profit before tax	(10,874,995)	(1,397,654)	1,297,000	(26,582,692)	(3,416,844)	2,598,910
Income tax	(482,211)	(61,974)	(491,509)	(253,734)	(32,614)	(699,250)
Net income (loss)	$ (11,357,206)	$ (1,459,628)	$ 805,491	(26,836,426)	(3,449,458)	1,899,660
Accumulated other comprehensive income/loss				(16,276)	(2,092)	4,293
Total comprehensive income				$ (26,852,702)	$ (3,451,550)	$ 1,903,952
Weighted average shares outstanding – basic (in Shares)	15,300,000	15,300,000	13,000,000	13,429,863	13,429,863	13,000,000
Weighted average shares outstanding – diluted (in Shares)	15,300,000	15,300,000	13,000,000	13,429,863	13,429,863	13,000,000
Earnings (Loss) per share – basic (in Dollars per share and Dollars per share) | (per share)	$ (0.74)	$ (0.1)	$ 0.06	$ (2)	$ (0.26)	$ 0.15
Earnings (Loss) per share – diluted (in Dollars per share and Dollars per share) | (per share)	$ (0.74)	$ (0.1)	$ 0.06	$ (2)	$ (0.26)	$ 0.15